Trade Receivables - Schedule of Trade Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables [Abstract]
Trade receivables	$ 33,577	$ 121,735
Less: allowance for doubtful accounts		(28,180)
Trade receivables, net	$ 33,577	$ 93,555